Segment Reporting (Schedule Of Financial Information Concerning Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 253,727	$ 240,938	$ 1,248,264	$ 1,320,184	$ 1,006,993
Total segment operating income (loss)	15,744	24,007	156,468	166,009	158,040
Equity in earnings of and gain recorded on acquisition of non-consolidated affiliate			0	0	(14,500)
Other (income) expense, net	550	(3,423)	(1,005)	4,835	(4,768)
Interest expense	9,008	4,762	23,247	18,307	5,076
Interest income	(64)	(81)	(261)	(424)	(1,333)
Income before income taxes	6,250	22,749	134,487	143,291	173,565
Industrial Materials [Member]
Segment Reporting Information [Line Items]
Net sales	208,777	192,996	1,025,571	1,132,194	833,892
Total segment operating income (loss)	16,078	24,925	143,268	158,547	140,217
Engineered Solutions [Member]
Segment Reporting Information [Line Items]
Net sales	44,950	47,942	222,693	187,990	173,101
Total segment operating income (loss)	$ (334)	$ (918)	$ 13,200	$ 7,462	$ 17,823